Post Balance Sheet Events - Additional Information (Detail) £ in Billions, $ in Billions	Jan. 22, 2019 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)
Major business combination [member] | Tesaro, Inc.[member]
Disclosure of non-adjusting events after reporting period [line items]
Cash consideration	$ 5.1	£ 4.0	$ 5.1